Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	Highland Funds I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	May 2, 2013
Document Effective Date	May 2, 2013
Prospectus Date	Nov 1, 2012

HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Supplement dated May 2, 2013 to the Summary Prospectus for Highland Floating Rate Opportunities Fund and the Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each dated November 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective May 17, 2013, the Adviser has contractually agreed to extend the Expense Cap on total annual operating expenses for Highland Floating Rating Opportunities Fund, as described in the Summary Prospectus and the Prospectus, from October 31, 2013 to October 31, 2014.

Accordingly, references to “October 31, 2013” in the following locations are replaced with “October 31, 2014”:

  footnote 2 to the Annual Fund Operating Expenses table on page 4 of the Prospectus

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Supplement dated May 2, 2013 to the Summary Prospectus for Highland Floating Rate Opportunities Fund and the Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each dated November 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective May 17, 2013, the Adviser has contractually agreed to extend the Expense Cap on total annual operating expenses for Highland Floating Rating Opportunities Fund, as described in the Summary Prospectus and the Prospectus, from October 31, 2013 to October 31, 2014.

Accordingly, references to “October 31, 2013” in the following locations are replaced with “October 31, 2014”:

  footnote 2 to the Annual Fund Operating Expenses table on page 4 of the Prospectus

Highland Floating Rate Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Supplement dated May 2, 2013 to the Summary Prospectus for Highland Floating Rate Opportunities Fund and the Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each dated November 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective May 17, 2013, the Adviser has contractually agreed to extend the Expense Cap on total annual operating expenses for Highland Floating Rating Opportunities Fund, as described in the Summary Prospectus and the Prospectus, from October 31, 2013 to October 31, 2014.

Accordingly, references to “October 31, 2013” in the following locations are replaced with “October 31, 2014”:

  footnote 2 to the Annual Fund Operating Expenses table on page 4 of the Prospectus

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 2, 2013